Restricted Cash, Other Assets and Other Liabilities - Restricted Cash (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 323,503	$ 364,605	$ 450,214	$ 466,912	$ 98,461	$ 167,151
Variable Interest Entity, Primary Beneficiary
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash		0		13,656
Capital expenditures reserves
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	170,042	214,863		248,668
Real estate escrow reserves
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	43,766	49,702		39,198
Borrower escrow deposits
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	15,653	10,412		41,545
Working capital and other reserves
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	14,522	19,586		23,043
Tenant lock boxes
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	17,989	15,666		16,486
Other
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 61,531	$ 54,376		$ 84,316